Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 205,063		$ 204,018		$ 133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	104,844		83,177		58,972
Bad debt expense, net	1,525		3,007		145
Unrealized (gains) losses on interest rate swaps and caps, net	(5,527)		3,849		4,021
Amortization of debt issuance costs	11,700		8,101		4,399
Amortization of intangible assets	5,020		6,110		6,544
Amortization of acquired net (below) above-market leases	(33)	[1]	(411)	[1]	26	[1]
Amortization of deferred revenue	(6,026)		(9,181)		(7,082)
Amortization of unearned income on direct financing and sales-type leases	(11,828)		(9,055)		(7,853)
Gains on sale of containers, net	(34,837)		(31,631)		(27,624)
Bargain purchase gain	(9,441)
Gain on sale of containers to noncontrolling interest			(19,773)
Share-based compensation expense	7,968		6,177		5,457
Decrease (increase) in:
Accounts receivable, net	(4,226)		(25,924)		(8,828)
Trading containers, net	5,674		(12,566)		867
Prepaid expenses and other current assets	218		(7,046)		(2,140)
Due from affiliates, net	(3,564)				126
Other assets	2,219		4,736		(1,561)
Increase (decrease) in:
Accounts payable	1,631		(3,680)		(2,782)
Accrued expenses	(4,850)		6,503		2,868
Deferred revenue	(316)		6,713		(2,311)
Due to owners, net	(1,460)		(1,733)		3,404
Long-term income tax payable	4,851		1,908		2,165
Deferred taxes, net	(2,078)		46		1,306
Total adjustments	61,464		9,327		30,119
Net cash provided by operating activities	266,527		213,345		163,883
Cash flows from investing activities:
Purchase of containers and fixed assets	(1,087,489)		(823,694)		(402,286)
Payment for TAP Funding Ltd.	(20,532)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired			(11,783)
Proceeds from sale of containers and fixed assets	91,324		75,311		58,166
Receipt of principal payments on direct financing and sales-type leases	42,410		35,042		41,156
Net cash used in investing activities	(974,287)		(725,124)		(302,964)
Cash flows from financing activities:
Proceeds from revolving credit facilities	435,720		202,100		152,000
Principal payments on revolving credit facilities	(127,327)		(173,053)		(127,000)
Proceeds from secured debt facility	907,000		627,000		327,000
Principal payments on secured debt facility	(853,697)		(364,803)		(98,500)
Proceeds from bonds payable	400,000		400,000
Principal payments on bonds payable	(118,168)		(71,500)		(51,500)
Increase in restricted cash	(7,173)		(30,824)		(8,448)
Debt issuance costs	(24,048)		(8,402)		(11,670)
Issuance of common shares upon exercise of share options	4,669		6,065		5,033
Issuance of common shares in public offering, net of offering costs	184,839
Excess tax benefit from share-based compensation awards	2,580		3,633
Capital contributions from noncontrolling interest	12,007		1,823
Dividends paid	(83,473)		(62,549)		(47,631)
Net cash provided by financing activities	732,929		529,490		139,284
Effect of exchange rate changes	142		24		59
Net increase in cash and cash equivalents	25,311		17,735		262
Cash and cash equivalents, beginning of the year	74,816		57,081		56,819
Cash and cash equivalents, end of the year	100,127		74,816		57,081
Cash paid during the year for:
Interest and realized losses on interest rate swaps and caps, net	70,392		46,287		23,061
Net income taxes paid	820		391		649
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	62,198		(73,221)		85,591
Containers placed in direct financing and sales-type leases	149,115		47,672		23,590
Intangible assets relinquished for container purchases	8,305		7,748
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases			8,896
Containers, net			$ 124,153

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.